Operating lease as lessee (Details Narrative) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024	Oct. 01, 2022
Operating Lease As Lessee
Operating lease, right of use of asset	$ 15,353	$ 47,825	$ 91,971
Operating lease liability	$ 11,515	$ 45,413	$ 89,441
Operating lease remaining lease term	3 months 18 days	1 year 1 month 6 days	2 years 1 month 6 days
Operating lease discount rate percentage	3.10%	3.10%	3.10%